OFI Global Asset Management, Inc.

225 Liberty Street

New York, NY 10281-1008

December 30, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Limited-Term Government Fund (the “Registrant”)
Reg. No. 33-02769; File No. 811-4563

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 23, 2015.

Sincerely,

/s/ Carolyn Liu-Hartman

------------------------------------

Carolyn Liu-Hartman

Vice President & Assistant Counsel

(212) 323-5905

cliuhartman@ofiglobal.com

cc:	K&L Gates LLP
Gloria LaFond
Edward Gizzi, Esq.